Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 5) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2008 Aldagen Inc [Member] Preferred Stock [Member]	Dec. 31, 2007 Aldagen Inc [Member] Preferred Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Preferred Stock [Member]
Issuance of Series B redeemable convertible preferred stock (in shares)	10,528,991	17,636,655	9,618,028	15,124,951
Preferred Stock Exercise Price Per Share		$ 1.041	$ 0.7278	$ 0.7278
Equity Issuance, Per Share Amount		$ 1.204	$ 0.873	$ 0.628
Preferred Stocks Intrinsic Value Per Share		$ 0.163	$ 0.145	$ 0
Equity Issuance, Date		Apr. 15, 2008	Sep. 12, 2007	Dec. 15, 2006